NYSE

17010953

Caroline Galinie
Senior Director
Corporate Actions

New York Stock Exchange
11 Wall Street, 14th Floor
New York, NY 10005
T +1 212 656 3421
Caroline.Galinie@theice.com

November 29, 2017

Received SEC

NOV 29 2017

Washington, DC 20549

CERT NYS
File No. 001-15451

Chief, Information Technology
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies its approval for listing and registration of the following securities of United Parcel Service, Inc. under the Exchange Act of 1934.

- 0.375% Senior Notes due 2023
- 1.500% Senior Notes due 2032

Sincerely,